CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Operations
Net revenue	$ 49,010,391	$ 40,861,101	$ 132,218,141	$ 143,926,813	$ 187,173,834	$ 173,992,897	$ 140,235,922
Cost of sales	(36,345,586)	(33,971,100)	(109,505,372)	(124,117,452)	(161,270,544)	(164,091,469)	(133,523,605)
Gross profit	12,664,805	6,890,001	22,712,769	19,809,361	25,903,290	9,901,428	6,712,317
Advertising expense	(5,173,248)	(1,377,010)	(14,617,879)	(2,583,528)	(4,912,269)	(20,703,071)	(12,217,926)
Selling, general, and administrative expense	(12,859,147)	(11,610,341)	(38,904,715)	(37,994,243)	(49,677,783)	(54,891,680)	(44,724,097)
Loss from operations	(5,367,590)	(6,097,350)	(30,809,825)	(20,768,410)	(28,686,762)	(65,693,323)	(50,229,706)
Other income (expense), net	(561,593)	(1,526,906)	508,854	(6,321,833)	(5,749,814)	291,323	(96,114)
Loss before income taxes	(5,929,183)	(7,624,256)	(30,300,971)	(27,090,243)	(34,436,576)	(65,402,000)	(50,325,820)
Income taxes	0	0	0	0	0	0	0
Net Loss	$ (5,929,183)	$ (7,624,256)	$ (30,300,971)	$ (27,090,243)	$ (34,436,576)	$ (65,402,000)	$ (50,325,820)
Net loss per common share:
Basic net loss per common share	$ (0.52)	$ (0.90)	$ (2.84)	$ (2.83)	$ (3.61)	$ (6.83)	$ (5.10)
Diluted net loss per common share	$ (0.52)	$ (0.90)	$ (2.84)	$ (2.83)	$ (3.61)	$ (6.83)	$ (5.10)
Weighted average shares outstanding:
Basic	10,011,105	9,842,537	9,953,951	9,836,826	9,842,737	9,750,682	9,695,257
Diluted	10,011,105	9,842,537	9,953,951	9,836,826	9,842,737	9,750,682	9,695,257